Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Description of Loans transferred and reclassified	For the fiscal year starting from April 1, 2015, these loans were integrated into the Krungsri segment since the methodologies used to estimate the allowance for credit losses on these loans were changed to those of the Krungsri segment.	Loans of ¥950,295 million, which were transferred from the former BTMU Bangkok Branch to Krungsri, were included in the Commercial segment as of March 31, 2015.
Commitments to extend credit to customers with TDRs	¥ 31,302	¥ 24,332
Net gains (losses) on disposal of loans during the fiscal year	12,094	15,257	¥ 18,984
Nonperforming Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Decrease in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year	¥ 800	¥ 3,500	16,200
Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days	90 days
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans transferred from the former BTMU Bangkok Branch to Krungsri		¥ 950,295
Internal borrower ratings	1-15
Significant sales of loans	¥ 640,000	¥ 748,000	906,000
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	1-9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	10-12
Commercial [Member] | Close Watch [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day	90 days
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings	13-15
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant purchases of loans			¥ 337,000
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Krungsri [Member] | Special Mention [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month	1 month
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Cumulative period of loans for categorizing internal borrower ratings, commencing from the contractual due date in month	3 months